Loans and Allowance for Credit Losses - Loans Modified by Modification Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Modified [Line Items]
Modifications	$ 4,398	$ 4,423	$ 3,726
Percent of Class Total	1.10%	1.20%	1.00%
Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	$ 2,524	$ 2,508	$ 1,887
Percent of Class Total	0.60%	0.70%	0.50%
Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	$ 1,874	$ 1,915	$ 1,839
Percent of Class Total	1.60%	1.60%	1.60%
Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 548	$ 542	$ 402
Interest Rate Reduction | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	548	541	402
Interest Rate Reduction | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	0	1	0
Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	1,383	1,310	1,519
Payment Delay | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	326	95	256
Payment Delay | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	1,057	1,215	1,263
Term Extension
Financing Receivable, Modified [Line Items]
Modifications	1,920	2,067	1,356
Term Extension | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	1,523	1,775	1,101
Term Extension | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	397	292	255
Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	547	504	449
Multiple Modifications | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	127	97	128
Multiple Modifications | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	420	407	321
Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	239	310	329
Interest Rate Reduction and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	243	155	112
Interest Rate Reduction, Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	65	39	8
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Modifications	$ 754	$ 605	$ 365
Percent of Class Total	0.50%	0.40%	0.30%
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 93	$ 77	$ 46
Commercial | Commercial | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	2	2	0
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	595	526	286
Commercial | Commercial | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	64	0	33
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Modifications	$ 855	$ 1,220	$ 717
Percent of Class Total	1.70%	2.50%	1.30%
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 0	$ 43	$ 0
Commercial | Commercial real estate | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	0	0	0
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	824	1,107	645
Commercial | Commercial real estate | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	31	70	72
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Modifications	$ 343	$ 119	$ 280
Percent of Class Total	0.30%	0.10%	0.20%
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 0	$ 0	$ 0
Consumer | Residential mortgages | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	303	79	234
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	14	17	26
Consumer | Residential mortgages | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	26	23	20
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Modifications	$ 461	$ 425	$ 350
Percent of Class Total	1.40%	1.40%	1.20%
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 449	$ 414	$ 349
Consumer | Credit card | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	12	11	1
Consumer | Credit card | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	0	0	0
Consumer | Credit card | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	0	0	0
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Modifications	$ 111	$ 139	$ 175
Percent of Class Total	0.30%	0.30%	0.40%
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 6	$ 7	$ 7
Consumer | Other retail | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	9	3	21
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	90	125	144
Consumer | Other retail | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	$ 6	$ 4	$ 3